Schedule of Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Equipment Schedule Of Equipment 1	$ 8,358
Equipment Schedule Of Equipment 2	8,358
Equipment Schedule Of Equipment 3	8,358
Equipment Schedule Of Equipment 4	8,358
Equipment Schedule Of Equipment 5	8,358
Equipment Schedule Of Equipment 6	6,549
Equipment Schedule Of Equipment 7	1,809
Equipment Schedule Of Equipment 8	20,274
Equipment Schedule Of Equipment 9	20,274
Equipment Schedule Of Equipment 10	0
Equipment Schedule Of Equipment 11	20,274
Equipment Schedule Of Equipment 12	20,274
Equipment Schedule Of Equipment 13	0
Equipment Schedule Of Equipment 14	20,274
Equipment Schedule Of Equipment 15	18,666
Equipment Schedule Of Equipment 16	1,608
Equipment Schedule Of Equipment 17	1,464,478
Equipment Schedule Of Equipment 18	785,431
Equipment Schedule Of Equipment 19	679,047
Equipment Schedule Of Equipment 20	1,464,478
Equipment Schedule Of Equipment 21	601,528
Equipment Schedule Of Equipment 22	862,950
Equipment Schedule Of Equipment 23	1,464,478
Equipment Schedule Of Equipment 24	379,843
Equipment Schedule Of Equipment 25	1,084,635
Equipment Schedule Of Equipment 26	333,989
Equipment Schedule Of Equipment 27	192,223
Equipment Schedule Of Equipment 28	141,766
Equipment Schedule Of Equipment 29	333,989
Equipment Schedule Of Equipment 30	131,467
Equipment Schedule Of Equipment 31	202,522
Equipment Schedule Of Equipment 32	333,989
Equipment Schedule Of Equipment 33	52,014
Equipment Schedule Of Equipment 34	281,975
Equipment Schedule Of Equipment 35	1,827,099
Equipment Schedule Of Equipment 36	1,006,286
Equipment Schedule Of Equipment 37	820,813
Equipment Schedule Of Equipment 38	1,827,099
Equipment Schedule Of Equipment 39	761,627
Equipment Schedule Of Equipment 40	1,065,472
Equipment Schedule Of Equipment 41	1,827,099
Equipment Schedule Of Equipment 42	457,072
Equipment Schedule Of Equipment 43	$ 1,370,027